Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 9,977,495	$ 15,116,531
Accounts receivable, net	410,560	308,551
Prepaid expenses and other current assets	756,240	474,029
Current assets of discontinued operations	238,050	1,248,569
Current assets held for sale		5,315,107
Total Current Assets	11,382,345	22,462,787
Property and equipment, net	18,545,590	21,235,384
Intangible assets, net	4,488,256	1,273,030
Goodwill	1,674,281	1,674,281
Other assets	388,930	384,357
Total Assets	36,479,402	47,029,839
Current Liabilities
Accounts payable	334,523	877,134
Accrued expenses	1,321,816	1,629,218
Deferred revenues	1,144,970	1,486,754
Current	980,389	992,690
Current liabilities of discontinued operations	3,007,180	3,907,368
Deferred rent	655,304	1,227,414
Total Current Liabilities	6,851,761	8,956,176
Long-Term Liabilities
Long-term debt, net of debt discount and deferred financing costs of $2,868,708 and $3,744,941, respectively	34,627,096	33,003,962
Long-Term	453,194	932,826
Other	1,019,078	1,591,188
Total Long-Term Liabilities	36,099,368	35,527,976
Total Liabilities	42,951,129	44,484,152
Commitments (Note 15)
Stockholders' (Deficit) Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 200,000,000 shares authorized; 4,102,577 and 3,340,508 shares issued and outstanding, respectively	4,103	3,341
Additional paid-in-capital	161,466,749	158,761,077
Accumulated deficit	(167,942,579)	(156,218,731)
Total Stockholders' (Deficit) Equity	(6,471,727)	2,545,687
Total Liabilities and Stockholders' (Deficit) Equity	$ 36,479,402	$ 47,029,839